INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 40,352	¥ 42,797	¥ 31,387
Acquisitions	4,987
Additions	529,915	36,138	11,410
Reversal	(1,689)	(38,583)
Balance at end of the period	¥ 573,565	¥ 40,352	¥ 42,797